Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income / (loss)	$ 9,660	$ (16,201)	$ 58,397
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation (Note 5)	142,293	124,280	102,852
Amortisation of fair value of above market time charters (Note 8)	(0)	336	(0)
Amortisation of fair value of below market time charters (Note 8)	(1,184)	(2,349)	(1,820)
Amortization of debt (loan, lease & notes) issuance costs (Note 9)	7,815	5,590	3,253
Loss on debt extinguishment (Note 9)	4,924	3,526	2,383
Impairment loss (Note 5)		3,411	17,784
Loss / (gain) on sale of vessels (Note 5)	0	5,493	0
Provision for doubtful debts	373	1,607	722
Share-based compensation (Note 13)	4,624	7,943	8,072
Non-cash effects of interest rate swaps	0	0	(1,230)
Fair value hedge adjustment (Note 20)	0	0	(1,609)
Change in fair value of forward freight derivatives and bunker swaps (Note 20)	(1,295)	246	1,339
Other non-cash charges	276	28	108
Gain on hull and machinery claims (Note 11)	(2,154)	(2,264)	(309)
Equity in income of investee	(36)	(54)	(45)
(Increase)/Decrease in:
Trade accounts receivable	20,322	(20,383)	(22,266)
Inventories	3,859	(23,717)	(8,091)
Prepaid expenses and other receivables	(2,211)	(14,940)	(7,545)
Derivatives asset	(2)	0	0
Due from related parties	109	732	(1,091)
Due from managers	541	(615)	(284)
Other non-current assets	(1)	(357)	(1,972)
Increase/(Decrease) in:
Accounts payable	(3,052)	3,627	10,288
Due to related parties	(2,578)	2,368	1,420
Accrued liabilities	(18,064)	11,675	3,827
Due to managers	2,032	2,024	2,337
Deferred revenue	4,301	(3,481)	2,489
Net cash provided by / (used in) Operating Activities	170,552	88,525	169,009
Cash Flows from Investing Activities:
Advances for vessels & vessel upgrades and other fixed assets	(72,059)	(347,140)	(328,634)
Cash proceeds from vessel sales (Note 5)	(0)	56,632	(0)
Hull and machinery insurance proceeds	5,725	10,671	3,307
Net cash provided by / (used in) Investing Activities	(66,334)	(279,837)	(325,327)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	687,792	768,282	987,980
Loan and lease prepayments and repayments	(708,910)	(623,892)	(875,037)
Financing and debt extinguishment fees paid	(9,027)	(15,366)	(13,818)
Dividends paid (Note 10)	(4,804)	(4,804)
Offering expenses paid related to the issuance of common stock			(532)
Repurchase of common shares		(20,523)	(3,145)
Refund of financing premia	(0)	(0)	1,247
Net cash provided by / (used in) Financing Activities	(34,949)	103,697	96,695
Net increase/(decrease) in cash and cash equivalents and restricted cash	69,269	(87,615)	(59,623)
Cash and cash equivalents and restricted cash at beginning of period	126,262	213,877	273,500
Cash and cash equivalents and restricted cash at end of period	195,531	126,262	213,877
Cash paid during the period for:
Interest	61,557	82,172	65,158
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	0	57,580	373,565
Vessel upgrades	9,674	27,848	0
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	183,211	117,819	204,921
Restricted cash, current (Note 9)	7,299	7,422	6,435
Restricted cash, non-current (Note 9)	5,021	1,021	2,521
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 195,531	$ 126,262	$ 213,877